Issued capital (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued capital.
Issued capital	$ 297,618		$ 2,354	$ 2,354	$ 2,354
Number of fully paid ordinary shares	25,129,140	25,129,140	25,129,140	25,129,140
Number of ordinary shares converted	4,236,782,000	2,148,887,000	2,149,000	2,148,887